UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment                     |_|; Amendment Number:

This Amendment (Check only one.):           |_| is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             The Tocqueville Trust
Address:          40 West 57th Street, 19th Floor
                  New York, NY  10019

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:             Elizabeth F. Bosco
Title:            Compliance Officer
Phone:            (212) 698-0845

Signature,                               Place,             and Date of Signing:

/s/ Elizabeth F. Bosco                   New York, New York   January __, 2009
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):
                                 |_|  13F HOLDINGS REPORT.
                                 |x|  13F NOTICE.
                                 |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number               Name

                                   Tocqueville Asset Management, L.P.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers: